Deferred Policy Acquisition Cost (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Policy Acquisition Cost
Schedule of activity in deferred policy acquisition costs

A summary of the activity in deferred policy acquisition costs is as follows (in thousands).

	Year Ended December 31,
	2013	2012
Balance, beginning of year	$19,812	$19,182
Acquisition expenses capitalized	41,771	39,387
Amortization charged to income	(40,592)	(38,757)
Balance, end of year	$20,991	$19,812